RIGHT-OF-USE ASSETS - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RIGHT-OF-USE ASSETS
Balance at beginning of year	$ 128.1
Depreciation	98.8	$ 41.2	$ 38.7
Balance at end of year	313.0	128.1
Cost
RIGHT-OF-USE ASSETS
Balance at beginning of year	381.5	352.8
Additions financed with lease obligations	56.9	45.3
Business acquisitions	226.2
Retirement and other	(16.9)	(16.6)
Balance at end of year	647.7	381.5	352.8
Accumulated depreciation
RIGHT-OF-USE ASSETS
Balance at beginning of year	(253.4)	(229.9)
Depreciation	98.8	41.2
Retirement and other	(17.5)	(17.7)
Balance at end of year	$ (334.7)	$ (253.4)	$ (229.9)